Segment and Geographic Information (Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2011 Americas [Member] USD ($)		Mar. 31, 2011 Americas [Member] JPY (¥)		Mar. 31, 2010 Americas [Member] JPY (¥)		Mar. 31, 2009 Americas [Member] JPY (¥)		Mar. 31, 2011 Europe [Member] USD ($)		Mar. 31, 2011 Europe [Member] JPY (¥)		Mar. 31, 2010 Europe [Member] JPY (¥)		Mar. 31, 2009 Europe [Member] JPY (¥)		Mar. 31, 2011 Asia and Oceania [Member] USD ($)		Mar. 31, 2011 Asia and Oceania [Member] JPY (¥)		Mar. 31, 2010 Asia and Oceania [Member] JPY (¥)		Mar. 31, 2009 Asia and Oceania [Member] JPY (¥)		Mar. 31, 2011 Foreign Segments Total [Member] USD ($)		Mar. 31, 2011 Foreign Segments Total [Member] JPY (¥)		Mar. 31, 2010 Foreign Segments Total [Member] JPY (¥)		Mar. 31, 2009 Foreign Segments Total [Member] JPY (¥)		Mar. 31, 2011 Japan [Member] USD ($)		Mar. 31, 2011 Japan [Member] JPY (¥)		Mar. 31, 2010 Japan [Member] JPY (¥)		Mar. 31, 2009 Japan [Member] JPY (¥)
Net revenue	$ 1,103		¥ 91,309		¥ 29,381		¥ (20,528)		$ 2,041	[1]	¥ 168,889	[1]	¥ 131,512	[1]	¥ 17,748	[1]	$ 3,107	[1]	¥ 257,135	[1]	¥ 348,829	[1]	¥ (170,718)	[1]	$ 537	[1]	¥ 44,474	[1]	¥ 63,748	[1]	¥ 18,781	[1]	$ 5,685	[1]	¥ 470,498	[1]	¥ 544,089	[1]	¥ (134,189)	[1]	$ 7,977	[1]	¥ 660,200	[1]	¥ 606,733	[1]	¥ 446,816	[1]
Consolidated Net Revenue	13,662	[1]	1,130,698	[1]	1,150,822	[1]	312,627	[1]
Income (loss) before income taxes	1,331		110,151		95,840		(757,128)		53		4,410		3,557		(165,647)		(527)		(43,627)		18,995		(412,222)		(197)		(16,296)		13,036		(81,243)		(671)		(55,513)		35,588		(659,112)		1,798		148,768		69,659		(121,153)
Consolidated income (loss) before income taxes	1,127		93,255		105,247		(780,265)
Long-lived assets	$ 6,153		¥ 509,234		¥ 495,051		¥ 506,628		$ 1,103		¥ 91,295		¥ 94,508		¥ 100,241		$ 1,394		¥ 115,352		¥ 98,223		¥ 62,690		$ 382		¥ 31,642		¥ 32,871		¥ 30,804		$ 2,879		¥ 238,289		¥ 225,602		¥ 193,735		$ 3,274		¥ 270,945		¥ 269,449		¥ 312,893

[1]	There is no revenue derived from transactions with a single major external client.